Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Book Value	$ 105,461,265
- Depreciation for the year	(6,556,256)	$ (6,458,251)	$ (5,422,155)
Net Book Value	99,305,990	105,461,265
Vessels [Member]
Costs	138,401,404	137,119,350
Accumulated Depreciation	(32,940,139)	(26,481,888)
Net Book Value	105,461,265	110,637,462
- Depreciation for the year	(6,556,256)	(6,458,251)
- Capitalized expenses	400,981	1,282,054
Costs	138,802,385	138,401,404	137,119,350
Accumulated Depreciation	(39,496,395)	(32,940,139)	(26,481,888)
Net Book Value	$ 99,305,990	$ 105,461,265	$ 110,637,462